1. ORGANIZATION AND PRINCIPAL BUSINESS ACTIVITY	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. ORGANIZATION AND PRINCIPAL BUSINESS ACTIVITY

Nxt-ID, Inc. (“Nxt-ID” or the “Company”) was incorporated in the State of Delaware on February 8, 2012. Nxt-ID is a biometrics company focused on the growing m-commerce market with an innovative MobileBio suite of biometric solutions that secure mobile platforms. The Company also serves the access control and law enforcement facial recognition markets.

3D-ID, LLC (“3D-ID”) was organized and registered in the State of Florida on February 14, 2011. 3D-ID is an early stage company engaged in the design, research and development, integration, analysis, modeling, system networking, sales and support of intelligent surveillance, three dimensional facial recognition and three dimensional imaging devices and systems primarily for identification and access control in the security industries.

On September 25, 2012, Nxt-ID, a company having similar ownership as 3D-ID, acquired 100% of the membership interests in 3D-ID (the “Acquisition”) in exchange for 20,000,000 shares of Nxt-ID common stock. Since this was a transaction between entities under common control in accordance with Accounting Standards Codification (“ASC”) 805, “Business Combinations”, Nxt-ID recognized the net assets of 3D-ID at their carrying amounts in the accounts of Nxt-ID on the date that 3D-ID was organized.

In connection with the Acquisition, the Company’s Board of Directors and stockholders approved an amendment to the Certificate of Incorporation of the Company to increase the Company’s authorized stock from 1,000 shares of common stock, par value $0.0001 per share, to 110,000,000 shares, consisting of 100,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of blank-check preferred stock, par value $0.0001 per share. The amendment to the Certificate of Incorporation was approved by the State of Delaware on December 10, 2012, however, has been accounted for retroactively as of February 14, 2011, the date that 3D-ID was organized. The approval of the amendment was delayed for administrative reasons and was merely a perfunctory task.